Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ 246,523	¥ 204,506
Amortization of net actuarial loss (gain)	150	7,039
Amortization of prior service benefit	(195)	(195)
Total recognized in other comprehensive income (loss) before-tax	¥ 246,478	¥ 211,350